Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000129981
Account Value [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Account Value	$ 17,268	$ 16,816	$ 15,375	$ 15,854	$ 14,366	$ 10,394	$ 11,905	$ 11,370	$ 10,748	$ 9,568	$ 9,474
C000129983
Account Value [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Account Value	$ 18,691	18,169	16,556	17,032	15,402	11,121	12,694	12,090	11,404	10,125	10,000
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Account Value	$ 18,646	16,981	15,176	16,294	14,183	10,729	12,731	12,326	11,525	10,272	10,000
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Account Value	$ 18,646	$ 16,981	$ 15,176	$ 16,294	$ 14,183	$ 10,729	$ 12,731	$ 12,326	$ 11,525	$ 10,272	$ 10,000